SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment reporting
Total product sales revenues	$ 398,151	$ 243,626	$ 227,539
Total revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Total product sales revenues	$ 175,749	$ 87,586	$ 109,781
Europe | Total revenues
Segment reporting
Revenues (as a percent)	44.10%	36.00%	48.20%
North America
Segment reporting
Total product sales revenues	$ 81,203	$ 37,932	$ 51,206
North America | Total revenues
Segment reporting
Revenues (as a percent)	20.40%	15.60%	22.50%
Other countries
Segment reporting
Total product sales revenues	$ 141,199	$ 118,108	$ 66,552
Other countries | Total revenues
Segment reporting
Revenues (as a percent)	35.50%	48.40%	29.30%